Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended									12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended						1 Months Ended					1 Months Ended		12 Months Ended						12 Months Ended									12 Months Ended			1 Months Ended
	Oct. 15, 2012	Jun. 27, 2012	Apr. 16, 2012	Oct. 17, 2011	Jun. 30, 2011	Apr. 15, 2011	Jan. 31, 2011	Oct. 15, 2010	Apr. 30, 2010	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Apr. 08, 2010	Feb. 24, 2013 Maximum [Member]	Feb. 24, 2013 Maximum [Member]	Apr. 30, 2010 Minimum [Member]	Feb. 24, 2013 Minimum [Member]	Apr. 08, 2010 Stratus Technologies [Member]	Apr. 08, 2010 Stratus Technologies Bermuda [Member]	Apr. 08, 2010 Series B Ordinary Stock [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Mar. 22, 2010 Term Debt [Member]	Apr. 30, 2010 Revolving Credit Facility [Member]	Feb. 24, 2013 Revolving Credit Facility [Member]	Feb. 26, 2012 Revolving Credit Facility [Member]	Apr. 18, 2011 Revolving Credit Facility [Member]	Mar. 22, 2010 Revolving Credit Facility [Member]	May 31, 2011 Unregistered Senior Secured Notes [Member] Unit	May 31, 2011 Registered Senior Secured Notes [Member] Unit	Feb. 27, 2011 Second Lien Credit Agreement [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member]	Feb. 26, 2012 Second Lien Credit Agreement [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member] Series B Ordinary Stock [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member] Series B Preferred Stock [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member] Refinancing Closing Date April 30, 2013 [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member] Refinancing Closing Date April 30, 2014 [Member]	Feb. 24, 2013 Senior Secured Notes [Member]	Feb. 27, 2011 Senior Secured Notes [Member]	Jun. 27, 2012 Senior Secured Notes [Member] Unit	May 25, 2012 Senior Secured Notes [Member] Unit	Feb. 26, 2012 Senior Secured Notes [Member]	Jun. 30, 2011 Senior Secured Notes [Member] Unit	May 31, 2011 Senior Secured Notes [Member] Unit	Feb. 24, 2013 Second Lien Credit Agreement Notes [Member]	Feb. 24, 2013 Series B preferred shares [Member]	Feb. 24, 2013 Series B ordinary shares [Member]	Apr. 30, 2010 Twelve Percentage Senior Secured Notes [Member]
Schedule Of Debt Instruments [Line Items]
Weighted-average interest rate																															14.50%	14.90%						13.90%				13.80%
Borrowings																								$ 0	$ 0
Redeemable senior secured note																																									5,000			5,000
Percentage of redemption price																																									120.00%			120.00%
Redeemable senior secured note																																								4,995			4,997
ECF payments		5,994			5,996
Payment of accrued interest		120			125
Loss on debt extinguishment										939	1,222	3,751																		3,751
Premium on loss on extinguishment of debt		999			999
Write off of pro rata portion of related debt discount		458			582
Deferred finance fees		155			200
Related fees offsets		47			71
Gain on the reduction of the ECF derivative		720			630
Exchange percentage of Senior Secured Notes																												100.00%
Number of debt instrument notes exchanged																												215,000	215,000
Principal amount of debt													215,000									193,000					22,000
Principal payment																																	25,000
Basis spread on variable rate													4.75%																				5.00%
Increase in interest paid-in-kind																																	9.00%
Issuance of stock																				4,431,150	1,008,350													11,080,455	2,523,555
Percentage of ownership in Company																																	25.00%
Percentage of issued share capital for which additional Series B ordinary stock and Series B preferred stock will be issued if company fails to pay all outstanding principal and interest																																				7.50%	52.50%
Unamortized debt discount										24,561	34,072																			986
Unamortized financing fees																														2,765
Percentage difference in present value of cash flow under credit facility after amendment																														10.00%
Proceeds debt and equity									207,281			207,281
Maturity date of Notes							Mar. 29, 2015		Sep. 29, 2014																																							Mar. 29, 2015
Percentage of allocation																		52.00%	48.00%
Interest payable	12,300		12,600	12,600		12,900		13,402
Percentage of aggregate ownership on a post-issuance basis													10.00%
Consummation of ECF offer																										15,000
Redemption of aggregate principal amount										35.00%
Premium on Redemption															10.00%
Actual percentage of ECF												120.00%
Actual ECF for annual period												5,000
Deemed amount of ECF for annual period												5,000
Calculated amount of the ECF										3,466	2,745	2,377
Required ECF offer										5,000	5,000	5,000
ECF payment											4,995	4,997
Percentage of offer to purchase ECF																																							100.00%
Percentage of accrued and unpaid interest																																							120.00%
Fair value of Equity Offering embedded derivative										0	159
Fair value of Change in Control										19,372	25,026
ECF embedded derivatives										4,752	(8,873)	(297)
Debt discounts																																						30,542							18,468
Financing costs related to issuance of debt and equity										11,999
Financing costs																							1,540															9,631							1,735	428	205
Revolving Credit Agreement Amount													25,000
Cash expense														1.15			1.00
Cash expense in quarter														1.20			1.00
Cash expense after quarter														1.25			1.00
Consolidated liquidity of under covenants terms																15,000
Capitalized related fees							850
Period of maturity related to Senior Secured Notes																																							Within 95 days
Paid in kind interest for ECF offers										$ 8,611	$ 7,871	$ 6,560